[LETTERHEAD]

August 7, 2006

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Transamerica IDEX Mutual Funds

1933 Act File No.: 33-2659

Filer CIK No. 0000787623

Dear Sir/Madam:

On behalf of Transamerica IDEX Mutual Funds (the “Fund”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and statement of additional information for the Fund dated August 1, 2006, as it relates only to additional funds (TA IDEX Bjurman, Barry Micro Emerging Growth and TA IDEX Oppenheimer Small- & Mid-Cap Value), otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of prospectus and statement of additional information contained in the Form N-1A registration statement for the Fund (Post-Effective Amendment No. 79) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on August 1, 2006 via EDGAR (Accession Number 0000950144-06-007183).

Sincerely,

/s/ Dennis P. Gallagher

Dennis P. Gallagher, Esq.

Acting General Counsel